Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

Note 25 - Contingent liabilities and commitments

-

The Company has an obligation to pay incentives to several customers that are not subject to the Food Law, 5744-2014, which came into effect on January 15, 2015. Some of those incentives are payable as a rate of total annual sales to those customers, and some of those incentives are payable as a rate of acquisitions in excess of an agreed upon annual volume of activities. The incentives are calculated specifically for each customer.

-

On June 4, 2020, a General Meeting of the Shareholders of the Company approved management services agreements pursuant to which Messrs. Joseph Williger and Zwi Williger are to serve as active co-chairmen of the Board of Directors. For further details, see note 26 to the financial report of 2020.

-

On April 1, 1997, the parent Company, Willi-Food Investments Ltd., and the Company entered into an agreement for the provision of management, administration, bookkeeping, secretarial and controllership services. Pursuant to the said agreement, the parent company shall pay the Company a monthly amount of NIS 10,000 plus VAT for the said services and for external services that are provided at the same time to the parent Company and to the subsidiary by the same third party, such as legal services, auditing services, etc., but excluding unique and specific services that are provided to the parent Company or to the company.

-

On February 24, 2016, a motion to certify a derivative action (hereinafter - the “Motion”) was received at the parent Company’s offices. The Motion was filed with the District Court (Economic Department) in Tel Aviv by Yaad Peer Management Services Ltd. (hereinafter - the “Applicant”), that holds shares of the parent Company. The motion was filed against all directors and office holders in the Company. The parent Company and the Company were added as respondents to the Motion. The Motion deals with the Applicant’s claim for damages suffered by the parent Company, which is estimated by the Applicant, as of the filing of the Motion, at approximately $ 3 million, due to an alleged violation of the directors’ and officers’ fiduciary duty, duty of care and duty of expertise towards the parent Company in connection with a $3 million investment in a company registered in the Czech Republic and which holds an inactive hotel in the Czech Republic. According to the Applicant, the investment is not related in any way to the activity of the Company and is probably used to assist the controlling shareholder of the parent Company in other matters or to cover his other obligations.

On August 16 2018, the Company filed a notice whereby it intends to lodge a lawsuit against the office holders in connection with the events which are the subject matter of the motion and therefore it is no longer needed to discuss the motion to approve a derivative action. In view of Company's notice, the said motion was stricken out and by a court ruling on October 4, 2018 and the case was closed. on November 4, 2018 the Company filed a NIS 4,183,208 lawsuit against the Company’s former controlling shareholder – Mr. Gregory Gurtovoy and against five (former) Company directors and senior office holder - Israel Joseph Schneerson, Pavel Buber, Iram Ephraim Graiver. Ilan Menachem Admon and Zalman Vigler (hereafter jointly: the “Defendants”). According to the Company, the Defendants conspired to cause the use of millions of NIS of the Company funds as collaterals to loans extended to foreign private companies related to the Company’s controlling shareholders on dates which are relevant to the lawsuit without obtaining the required approvals from the Company’s directors and without issuing the required report to Company’s shareholders. The lawsuit is based on the claim that an agreement signed by the Company, whereunder it has allegedly invested in the bonds of a Czech company, is not a genuine agreement; rather, it is claimed, the purpose of the agreement was to assist the then controlling shareholders (Gregory Gurtovoy and others) to secure private loans extended by the Austrian bank Meinl, while using the company's funds for their concealed and inappropriate purposes. The Company demands that the Defendants compensate it for the funds that were not refunded to the Company (in NIS values) plus a compensation at the rate of the alternative yield and a compensation equal to the amounts paid by the Company to enable the refund of the funds. On January 24, 2019, the Defendants filed statements of defense, various motions (to dismiss in limine and/or delay the proceedings) and a counterclaim against willi-food and against the Company as part of this proceeding. In their counterclaim the Defendants claims that they are entitled for funding of their legal defense and/or for indemnification and exemption from the Company in respect of the lawsuit and request the Court to order the Company to fund their legal defense against the Company’s lawsuit. Since the Defendants are accused of breaching their fiduciary duty to the Company, Company’s management is of the opinion that their claims on this matter will be rejected. On December 25, 2019, the Court issued a resolution which approves an application to give a Court ruling status to a compromise agreement signed between G. Willi-Food and Mr. Ilan Admon; according to the said compromise agreement, the mutual claims lodged on behalf of the parties in this filed were rejected without issuing an order for court costs. The proceedings relating to the other defendants shall continue as planned. A pre-trial hearing was set to April 7, 2022. In view of the above, Company’s management is of the opinion that the disclosure in the Consolidated financial statements and in the notes thereto is sufficient.

F - 33

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 25 - Contingent liabilities and commitments (continued)

-

On July 23, 2017, Mr. Iram Graiver, former CEO of the Company and Willi-Food (hereinafter - “Mr. Graiver”) filed a lawsuit to the Regional Labor Court in Tel Aviv Jaffa (hereinafter - “the Labor Court”) claiming payment of social rights and different compensations at the total amount of NIS 2,377,305. On November 26, 2017, the Company filed a statement of defense. On July 27, 2017, the Company filed a lawsuit to the Labor Court against Mr. Graiver, demanding that he repays funds that he has taken unlawfully from the Company, amounting to NIS 1,694,325. According to the Company, throughout his term of employment as an office holder in the Company, the defendant has unlawfully taken from the Company salary, bonus in respect of 2016 and reimbursement of expenses. According to the Company, Mr. Graiver has done so while breaching his fiduciary duty and his duty of care towards the Company as well as the cogent provisions of the Companies Law, 5759-1999, whereby it is mandatory that payments of the type taken from the Company by Mr. Graiver are approved by the General Meeting of the Company’s shareholders; according to the Company, Mr. Graiver has not obtained such an approval. On November 2, 2017, a resolution was issued to join the hearings pertaining to the two proceedings described above. On November 26 2017 statements of defense were filed by the Company and Mr. Graiver and on March 7 2018 a preliminary hearing was held. The parties are in the process of document discovery and review. Proof hearing was held on January 15 2020. Second Proof hearing was held on June 7 2020. Third Proof hearing (and last) held on October 31 2021 and deadlines were set for submitting summaries by Mr. Graiver and the Company on March 1, 2022 and May, 8 2022, respectively. In view of the above, Company’s management is of the opinion that the disclosure regarding the proceedings in the Consolidated financial statements and in the notes thereto is sufficient.

-

A lawsuit and a motion to approve it as class action was filed on May 7, 2020, against the Company and 2 other respondents to the central district court. The applicant claimed that the company marketed several products as products approved by the chief rabbinate of Israel before the actual rabbinate approval was obtained. Thus, the applicant alleges a violation of various laws. On February 27, 2022 the position of Chief Rabbinate was submitted to the court. On February 28, 2022, a decision was made according to which the State Attorney's Office must clarify whether the position given is also in the opinion of the Ministry of Religious Affairs. At this early stage, the company and its legal counsel are unable to assess the chances of this lawsuit.

-

A lawsuit and a motion to approve it as class action was filed on June 24, 2020, against the Company, Euro European Dairies, and another respondent to the Haifa District Court. The applicant claimed that the Company marketed several products with misleading captions and contrary to the provisions of the law and the relevant regulations. On October 4, 2021, a hearing was held in which it was determined that the applicant will withdrawal from the request for approval and each party will submit its claims regarding the compensation and fees. A hearing is scheduled for May 10, 2022, in which the compensation and fees will be determined. From the Company’s and its legal counsel experience, in the event of withdrawal and determination of compensation and fees for the applicant, the amount expected to be paid are immaterial to the Company.

F - 34

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 25 - Contingent liabilities and commitments (continued)

-

A lawsuit and a motion to approve it as class action was filed on September 8, 2020, against Euro European Dairies to the Haifa district court. The applicant claimed that Euro European Dairies violated its obligations to import and market Gaude cheese in the quantities and prices it undertook as part of duty-free tenders. The applicant claims that he and the members of the group suffered damages in the amount of NIS 57 million. A response to the request for approval was submitted on February 1, 2021 and a pre-trial hearing was set for December 28, 2021. A hearing to examine the decision on the request for disclosure of documents is scheduled for May 1, 2022. At this early stage, the Company and its legal counsel are unable to assess the chances of the class action.

-

A lawsuit and a motion to approve it as class action was filed on August 2, 2021, against G. Willi-Food and another 5 respondents to the District Court. The applicant claimed that the Company marketed several products with misleading captions and contrary to the provisions of the law and the relevant regulations. The applicant claims that he and the members of the group suffered financial damages in amount of NIS 100 million and Non-financial damages in amount of NIS 384 million. A response to the request for approval was submitted and a pre-trial was set for July 3, 2022. At this early stage, the company and its legal counsel are unable to assess the chances of the class action.

-

A lawsuit and a motion to approve it as class action was filed on November 8, 2021, against the Company to the District Court. The applicant claimed that the Company marketed several products with misleading captions and contrary to the provisions of the law and the relevant regulations. The applicant claims that he and the members of the group suffered damages in amount of NIS 57 million. A response to the request for approval was submitted and a pre-trial was set for May 26, 2022. At this early stage, the company and its legal counsel are unable to assess the chances of the class action.

-

A lawsuit and a motion to approve it as class action was filed on January 4, 2022, against the Company to the District Court. The applicant claimed that the Company marketed several products with misleading captions and contrary to the provisions of the law and the relevant regulations. The applicant claims that he and the members of the group suffered damages in amount of NIS 8.3 million. At this early stage, the company and its legal counsel are unable to assess the chances of the class action.

F - 35

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 25 - Contingent liabilities and commitments (continued)

-

A lawsuit and a motion to approve it as class action was filed on February 15, 2022, against the Company to the District Court. The applicant claimed that the Company marketed product with misleading captions and contrary to the provisions of the law and the relevant regulations. The applicant claims that he and the members of the group suffered damages in amount of NIS 2.7 million. At this early stage, the company and its legal counsel are unable to assess the chances of the class action.